Equity - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) vote pence shares	Dec. 31, 2023 shares	Jun. 24, 2024 shares	Jun. 06, 2024 pence € / shares shares	Feb. 29, 2024 shares	Dec. 31, 2022 shares	May 09, 2022 USD ($) tranche	Dec. 31, 2021 shares	Jun. 18, 2015 shares
Equity - Acquired Share capital PureTech LLC [Line Items]
Number of votes per ordinary share | vote				1
Repurchase and cancellation of ordinary shares from Tender Offer | $				$ (104,844)
Purchase of treasury stock (in shares)			17,614,428
Share Capital
Equity - Acquired Share capital PureTech LLC [Line Items]
Repurchase and cancellation of ordinary shares from Tender Offer | $				$ (600)
Number of shares issued (in shares)				(257,927,489)	(289,468,159)				(289,161,653)		(287,796,585)
Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of shares authorized to be repurchased | $										$ 50,000
Number of tranches | tranche										2
Aggregated number of shares repurchased under share repurchase program (in shares)						31,540,670		20,182,863
Number of shares acquired							33,500,000
Fixed price | pence				767,533			250
Number of shares acquired per share (in euro per share) | € / shares							€ 25.00
Number of shares issued (in shares)				(257,927,489)
Purchase of treasury stock (in shares)				18,506,177	17,614,428
Common | Jefferies International Limited
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of shares authorized to be repurchased | $										$ 25,000
Common | PureTech Health LLC
Equity - Acquired Share capital PureTech LLC [Line Items]
Issued share capital acquired (in shares)												159,648,387
Series A-2 Preferred Shares
Equity - Acquired Share capital PureTech LLC [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares | $	$ 100,100	$ 100,000